Cash and cash equivalents - Summary of Cash and cash equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	$ 24,962	$ 18,930
Time deposits, investment funds and others	3,073	5,464
Cash and cash equivalents	$ 28,035	$ 24,394	$ 121,006	$ 58,557